Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Current And Non-Current Assets [Abstract]
Prepaid expenses and others	$ 6,094		$ 3,221
Government institutions	3,156		4,974
Deferred installation expenses	2,647		3,133
Deferred income taxes	2,497	[1]	2,772	[1]
Advances to suppliers	865		954
Employees	135		103
Related parties	5		8
Other current assets, net	$ 15,399		$ 15,165

[1]	(*)See Note 16.